Nature of Operations and Going Concern	3 Months Ended	4 Months Ended
	Jul. 31, 2013	Apr. 30, 2013
Notes To Financial Statements [Abstract]
1. Nature of Operations and Going Concern

Note 1.Nature of Operations and Going Concern

Overview

Aspen Group, Inc. (together with its subsidiary, the "Company" or "Aspen") was founded in Colorado in 1987 as the International School of Information Management. On September 30, 2004, it was acquired by Higher Education Management Group, Inc. ("HEMG") and changed its name to Aspen University Inc. On March 13, 2012, the Company was recapitalized in a reverse merger. All references to the Company or Aspen before March 13, 2012 are to Aspen University Inc.

On April 5, 2013, the Company gave 120-day notice to CLS 123, LLC of its intent to terminate the agreement between the Company and CLS 123, LLC dated November 9, 2011. Moreover, at the end of the 120-day period, the Company shall no longer be offering the "Certificate in Information Technology with a specialization in Smart Home Integration" program. Accordingly, the activities related to CLS (or the "Smart Home Integration Certificate" program) are treated as discontinued operations. As this component of the business was not sold, there was no gain or loss on the disposition of this component (see below "Basis of Presentation").

On April 25, 2013, our Board of Directors approved a change in our fiscal year-end from December 31 to April 30, with the change to the calendar year reporting cycle beginning May 1, 2013. Consequently, we filed a Transition Report on Form 10-KT for the four-month transition period ended April 30, 2013.

Aspen's mission is to become an institution of choice for adult learners by offering cost-effective, comprehensive, and relevant online education. One of the key differences between Aspen and other publicly-traded, exclusively online, for-profit universities is that approximately 86% of our full-time degree-seeking students (as of July 31, 2013) were enrolled in graduate degree programs (Master or Doctorate degree program). Since 1993, we have been nationally accredited by the Distance Education and Training Council ("DETC"), a national accrediting agency recognized by the U.S. Department of Education (the "DOE").

Basis of Presentation

1. Interim Financial Statements

The interim condensed consolidated financial statements included herein have been prepared by the Company, without audit, pursuant to the rules and regulations of the Securities and Exchange Commission (the "SEC"). In the opinion of the Company's management, all adjustments (consisting of normal recurring adjustments and reclassifications and non-recurring adjustments) necessary to present fairly our results of operations for the three months ended July 31, 2013 and 2012, our cash flows for the three months ended July 31, 2013 and 2012, and our financial position as of July 31, 2013 have been made. The results of operations for such interim periods are not necessarily indicative of the operating results to be expected for the full year.

Certain information and disclosures normally included in the notes to the annual consolidated financial statements have been condensed or omitted from these interim consolidated financial statements. Accordingly, these interim condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in our Report on Form 10-KT for the period ended April 30, 2013 as filed with the SEC on July 30, 2013. The April 30, 2013 balance sheet is derived from those statements.

2. Discontinued Operations

As of March 31, 2013, the Company decided to discontinue business activities related to its "Certificate in Information Technology with a specialization in Smart Home Integration" program so that it may focus on growing its full-time, degree-seeking student programs, which have higher gross margins. On April 5, 2013, the Company gave 120-day notice to CLS 123, LLC of its intent to terminate the agreement between the Company and CLS 123, LLC dated November 9, 2011. Thus, as of August 3, 2013, the Company shall no longer be offering the "Certificate in Information Technology with a specialization in Smart Home Integration" program. The termination of the "Smart Home Integration Certificate" program qualifies as a discontinued operation and accordingly the Company has excluded results for this component from its continuing operations in the condensed consolidated statements of operations for all periods presented. The following table shows the results of the "Smart Home Integration Certificate" program component included in the income (loss) from discontinued operations:

	For the Three Months Ended
	July 31,
	2013	2012

Revenues	$222,625	$659,790

Costs and expenses:
Instructional costs and services	200,362	569,747
Total costs and expenses	200,362	569,747

Income (loss) from discontinued operations, net of income taxes	$22,263	$90,043

The major classes of assets and liabilities of discontinued operations on the balance sheet are as follows:

	July 31,	April 30,
	2013	2013
Assets
Cash and cash equivalents	$-	$-
Accounts receivable, net of allowance of $295,045 and $295,045, respectively	257,322	113,822
Other current assets	-	-
Net assets from discontinued operations	$257,322	$113,822

Liabilities
Accounts payable	$1,178	$1,178
Accrued expenses	202,389	70,201
Deferred revenue	129,250	53,125
Net liabilities from discontinued operations	$332,817	$124,504

Going Concern

The Company had a net loss of $1,105,576 and negative cash flows from operations of $1,013,268 for the three months ended July 31, 2013. While management expects operating trends to improve over the course of 2013, if the realization of the expected improvement fails to occur, it is possible the Company's ability to continue as a going concern may be contingent on securing additional debt or equity financing from outside investors. These matters raise substantial doubt about the Company's ability to continue as a going concern.

Management has continued to implement its business plan and fund operations through equity securities and convertible debt. In September 2013, the Company and an institutional investor (the "Institutional Investor") signed a Term Sheet with respect to a loan of up to $2,240,000 to be evidenced by 18 month original issue discount convertible debentures (the "Debentures") with gross proceeds of $2,000,000. The investor has agreed, subject to completion of due diligence, execution of a definitive Securities Purchase Agreement and customary closing conditions to lend the Company $1,500,000. The Company expects to receive the remaining $500,000 from other investors. To this end, in September 2013 Company entered into an engagement agreement with Laidlaw & Co. ("Laidlaw") to act as placement agent for the offering and receive customary compensation. Laidlaw has introduced the Institutional Investor. In addition, in September 2013 the Company entered into a letter of intent with Olympus Securities, LLC to raise the remaining $500,000 in exchange for customary compensation.

The unaudited consolidated financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

Note 1. Nature of Operations and Going Concern

Overview

Aspen Group, Inc. (together with its subsidiaries, the "Company" or "Aspen") was founded in Colorado in 1987 as the International School of Information Management. On September 30, 2004, it was acquired by Higher Education Management Group, Inc. ("HEMG") and changed its name to Aspen University Inc. On March 13, 2012, the Company was recapitalized in a reverse merger (See Note 12). All references to the Company or Aspen before March 13, 2012 are to Aspen University, Inc. ("Aspen University").

On April 5, 2013, the Company gave 120-day notice to CLS 123, LLC of its intent to terminate the agreement between the Company and CLS 123, LLC dated November 9, 2011. Moreover, at the end of the 120-day period, the Company shall no longer be offering the "Certificate in Information Technology with a specialization in Smart Home Integration" program. Accordingly, the activities related to CLS (or the "Smart Home Integration Certificate" program) are treated as discontinued operations. As this component of the business was not sold, there was no gain or loss on the disposition of this component (see below "Discontinued Operations").

On April 25, 2013, our Board of Directors approved a change in our fiscal year-end from December 31 to April 30, with the change to the calendar year reporting cycle beginning May 1, 2013. Consequently, we are filing a Transition Report on Form 10-KT for the four-month transition period ended April 30, 2013. References in this report to fiscal 2012 and 2011 indicate the calendar years ended December 31, 2012 and 2011, respectively. Financial information in these notes with respect to the four months ended April 30, 2012 is unaudited.

Aspen's mission is to become an institution of choice for adult learners by offering cost-effective, comprehensive, and relevant online education. One of the key differences between Aspen and other publicly-traded, exclusively online, for-profit universities is that approximately 87% of our degree-seeking students (as of April 30, 2013) were enrolled in graduate degree programs (Master or Doctorate degree program). Since 1993, we have been nationally accredited by the Distance Education and Training Council ("DETC"), a national accrediting agency recognized by the U.S. Department of Education (the "DOE").

Merger with Education Growth Corporation

On May 19, 2011, the Company closed an Agreement and Plan of Merger (the "Merger Agreement") wherein the Company acquired Education Growth Corporation, Inc. ("EGC"), a privately-held corporation formed in Delaware on January 21, 2011. EGC merged with and into Aspen University Inc. and Aspen University Inc. was the surviving corporation.

The consideration with respect to the merger with EGC consisted of 3,200,000 shares of common stock of the Company. EGC was not an operating company and it did not meet the definition of a business for business combination accounting. EGC did possess intellectual property and, accordingly, the merger was accounted for as an asset acquisition. Since the stockholders of EGC acquired more than a 10% voting interest in the Company, the asset acquisition was accounted for in accordance with Staff Accounting Bulletin, Topic 5G, "Transfers of Nonmonetary Assets by Promoters or Shareholders". Accordingly, the assets acquired in the merger have been recorded at the transferors' historical cost basis determined under GAAP. The net purchase price, including acquisition costs paid, was allocated to assets acquired and liabilities assumed as follows:

Current assets (including cash of $3,200)	$3,200
Intangible assets	-
Liabilities assumed	-
Net purchase price	$3,200

Intangible assets acquired include a proprietary database of education-specific media publishers, a database of key words and performance metrics specific to the internet search channel of the education market, and a proprietary lead database processing architecture.

Discontinued Operations

As of March 31, 2013, the Company decided to discontinue business activities related to its "Certificate in Information Technology with a specialization in Smart Home Integration" program so that it may focus on growing its full-time, degree-seeking student programs, which have higher gross margins. On April 5, 2013, the Company gave 120-day notice to CLS 123, LLC of its intent to terminate the agreement between the Company and CLS 123, LLC dated November 9, 2011. Thus, as of August 3, 2013, the Company shall no longer be offering the "Certificate in Information Technology with a specialization in Smart Home Integration" program. The termination of the "Smart Home Integration Certificate" program qualifies as a discontinued operation and accordingly the Company has excluded results for this component from its continuing operations in the consolidated statements of operations for all periods presented. All relevant footnotes have been revised as applicable to conform to the discontinued operations presentation. The following table shows the results of the "Smart Home Integration Certificate" program component included in the income from discontinued operations:

	For the Four Months Ended		For the Year Ended
	April 30,		December 31,
	2013	2012	2012	2011
		(Unaudited)

Revenues	$140,732	$1,077,875	$2,332,283	$2,131,693

Costs and expenses:
Cost of revenues	126,659	929,362	2,026,928	1,674,127
General and administrative	126,000	-	169,045	-
Total costs and expenses	252,659	929,362	2,195,973	1,674,127

Income (loss) from discontinued operations, net of income taxes	$(111,927)	$148,513	$136,310	$457,566

The major classes of assets and liabilities of discontinued operations on the balance sheet are as follows:

	April 30,	December 31,
	2013	2012	2011
Assets
Cash and cash equivalents	$-	$67,750	$-
Accounts receivable, net of allowance of $295,045, $169,045 and $0, respectively	113,822	322,026	632,135
Other current assets	-	3,438	-
Net assets from discontinued operations	$113,822	$393,214	$632,135

Liabilities
Accounts payable	$1,178	$1,178	$679,882
Accrued expenses	70,201	185,395	39,225
Deferred revenue	53,125	39,857	-
Net liabilities from discontinued operations	$124,504	$226,430	$719,107

Going Concern

The Company had a net loss allocable to common stockholders of $1,402,982 and negative cash flows from operations of $918,941 for the four months ended April 30, 2013 and net loss allocable to common stockholders of $6,048,113 and negative cash flows from operations of $4,522,710 for the year ended December 31, 2012. While management expects operating trends to improve over the course of calendar year 2013, the Company's ability to continue as a going concern is contingent on securing additional debt or equity financing from outside investors. These matters raise substantial doubt about the Company's ability to continue as a going concern.

Management plans to continue to implement its business plan and to fund operations by raising additional capital through the issuance of debt and equity securities. During 2012, the Company raised $5,778,000 in gross funding including: (i) $1,706,000 from the sale of convertible notes and warrants under the Laidlaw arrangement (See Note 9), (ii) $600,000 from the sale of convertible notes to the Company's chief executive officer (the "CEO") (See Notes 9 and 15), and (iii) $3,472,000 from Units (consisting of common stock and warrants) (See Note 12). Since the beginning of 2013, the Company has received an additional $1,041,540 in funding from the sale of Units (consisting of shares of common stock and warrants). (See Note 12.) Aspen Group is planning to conduct a future offering in Fall of 2013 to raise up to $7 million from the sale of equity securities with the goal of meeting part of the NASDAQ's initial listing standards. These proceeds will be used to meet cash flow deficits and to accelerate the growth of the business.

The consolidated financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.